Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Business acquisitions, net of cash acquired	$ 350,000,000	$ 244,000,000	$ 638,000,000
Business acquisitions allocated to goodwill	245,000,000	167,000,000
Business acquisitions allocated to intangible assets	113,000,000	77,000,000
Business acquisitions allocated to liabilities assumed	8,000,000
Goodwill	1,135,000,000	896,000,000
Goodwill impairment charges	0	0	0
Amortization expense related to acquired intangible assets	$ 605,000,000	$ 192,000,000	$ 69,000,000
Weighted-average amortization period for acquired intangible assets	5 years 2 months 12 days
Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized acquired intangible assets with definite lives period (in years)	3 years
Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortized acquired intangible assets with definite lives period (in years)	7 years